STOCKHOLDERS’ (DEFICIT) EQUITY - Warrant Exercises (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2020
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Executive Notes Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)				6,400,000
Exercise price of warrants (in dollars per share)				$ 0.84
Class of warrant or right, warrants exercised	3,200,000	0	4,400,000
Exercise of warrants (in shares)	2,900,000		3,000,000
Shares withheld for tax withholding obligation (in shares)	300,000
Service Providers Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)				200,000
Exercise price of warrants (in dollars per share)				$ 4.27